Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Statement of Financial Position [Abstract]
Common Stock, par value
Common Stock, shares authorized
Common Stock, shares issued	82,608,710	79,255,728	76,019,706
Common Stock, shares outstanding	82,608,710	79,255,728	76,019,706